Business combinations - Additional Information (Detail) - EUR (€)		1 Months Ended	12 Months Ended
	May 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Dec. 01, 2021	Sep. 02, 2021	Apr. 19, 2021	Apr. 16, 2021	Apr. 14, 2021	Apr. 09, 2021	Jan. 11, 2021	Sep. 30, 2020	May 04, 2020	May 01, 2020
Disclosure of detailed information about business combination [line items]
Business combination total consideration transferred fair value		€ 52,556,000	€ 55,800,000		€ 13,200,000
Business combination cash transferred		21,365,000
Goodwill acquisition as of recognized as of acquisition date		6,071,000	94,000
Two Thousand And Twenty [Member]
Disclosure of detailed information about business combination [line items]
Business combination period within which consideration shall be settled	24 months
Raging River [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights											100.00%
Business combination total consideration transferred fair value											€ 17,200,000
Business combination share based compensation transferred value											2,100,000
Business combination consideration paid by way of shares											13,100,000
Business combination dividend transferred to shareholders of acquirer company											€ 2,000,000
Business combination payable towards shares assumed from acquirer company					€ 2,800,000
Web Host Limited [Member]
Disclosure of detailed information about business combination [line items]
Business combination total consideration transferred fair value		2,900,000
Business combination cash transferred		2,900,000
Goodwill acquisition as of recognized as of acquisition date		1,195,000
Web Host Limited [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights										100.00%
Business combination cash transferred										€ 2,900,000
Partner Media Limited [Member]
Disclosure of detailed information about business combination [line items]
Business combination total consideration transferred fair value		700,000
Business combination cash transferred		700,000
Partner Media Limited [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Business combination cash transferred										700,000
Buffalo Partners Limited [Member]
Disclosure of detailed information about business combination [line items]
Business combination total consideration transferred fair value		2,515,000
Business combination cash transferred		2,515,000
Buffalo Partners Limited [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Business combination cash transferred										€ 2,500,000
Digprog Consolidated Limited [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights									100.00%
Business combination cash transferred									€ 9,200,000
Digiproceesing Mauritius Limited [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights								100.00%
Raichu Investments Proprietary Limited [Member]
Disclosure of detailed information about business combination [line items]
Business combination total consideration transferred fair value		4,378,000
Business combination cash transferred		1,497,000
Goodwill acquisition as of recognized as of acquisition date		1,323,000
Raichu Investments Proprietary Limited [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights							100.00%
Business combination cash transferred							€ 1,600,000
Business combination liabilities incurred							€ 2,800,000
Smart Business Solutions Sa [Member]
Disclosure of detailed information about business combination [line items]
Business combination total consideration transferred fair value		8,000
Business combination cash transferred		8,000
Goodwill acquisition as of recognized as of acquisition date		76,000
Smart Business Solutions Sa [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights						100.00%
Business combination cash transferred						€ 80,000.00
Haber Investments Limited [Member]
Disclosure of detailed information about business combination [line items]
Business combination cash transferred		0
Haber Investments Limited [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights					100.00%
Business combination cash transferred				€ 13,200,000
Red Interactive Limited [Member]
Disclosure of detailed information about business combination [line items]
Business combination total consideration transferred fair value		2,200,000
Business combination cash transferred		2,200,000
Red Interactive Limited [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights					100.00%
Business combination cash transferred					€ 2,200,000
Goodwill acquisition as of recognized as of acquisition date					6,100,000
Pelion Holdings Limited [Member] | Two Thousand And Twenty [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights													100.00%
Business combination total consideration transferred fair value													€ 25,600,000
Business combination cash transferred	€ 25,600,000
YakiraLimited [Member]
Disclosure of detailed information about business combination [line items]
Business combination total consideration transferred fair value		3,900,000	3,900,000
Business combination liabilities incurred		3,900,000
Goodwill acquisition as of recognized as of acquisition date			94,000
YakiraLimited [Member] | Two Thousand And Twenty [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights												100.00%
Business combination liabilities incurred												€ 3,900,000
GazelleManagementHoldingsLimited [Member]
Disclosure of detailed information about business combination [line items]
Business combination total consideration transferred fair value		26,300,000	26,300,000
Business combination liabilities incurred		€ 26,300,000
Goodwill acquisition as of recognized as of acquisition date			0
GazelleManagementHoldingsLimited [Member] | Two Thousand And Twenty [Member]
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights												100.00%
Business combination liabilities incurred												€ 26,300,000
Spin [Member] | Red Interactive Limited [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Goodwill acquisition as of recognized as of acquisition date					2,400
Revenue forecast period for determining goodwill		10 years
Betway [Member] | Red Interactive Limited [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Goodwill acquisition as of recognized as of acquisition date					€ 3,700
Revenue forecast period for determining goodwill		10 years
Loan Payable To Shareholders [Member] | Raging River [Member] | Two Thousand And Twenty One [Member]
Disclosure of detailed information about business combination [line items]
Borrowings adjustment to interest rate					3.00%
Pelion [Member] | Lancester Investments [Member] | Two Thousand And Twenty [Member]
Disclosure of detailed information about business combination [line items]
Business combination total consideration transferred fair value														€ 25,600,000
Business combination cash transferred	€ 25,600,000
General And Administrative Expenses [Member] | Top of range [member] | Two Thousand And Twenty [Member]
Disclosure of detailed information about business combination [line items]
Business combination transaction costs			€ 100,000